WARRANTS, STOCK OPTIONS and RESTRICTED STOCK UNITS - Stock Options (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 12, 2025	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of options granted			724,018
Stock compensation expense		$ 334,944	$ 968,064
Weighted average grant date fair value per share for options granted			$ 1.13
Compensation costs for non-vested awards not yet recognized		$ 475,129	$ 475,129
Recognition period			13 months
Directors, group 1
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of options granted			462,227
Directors, group 2
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of options granted			93,000
Executive officer
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of options granted			168,776
Stock options
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Increase in authorized shares	5,000,000
Number of options granted				0	0
Valuation assumptions
Share-Based Payment Arrangement, Valuation Technique [Extensible Enumeration]			us-gaap:BlackScholesMertonModelMember
Stock price		$ 1.2	$ 1.2
Exercise price		$ 1.2	$ 1.2
Expected term			5 years 3 months 3 days
Volatility			161.00%
Risk free rate			3.96%
Stock options | Directors, group 1
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Exercise price per share of options granted			$ 0.69
Vesting period			9 months
Stock options | Directors, group 1 | Immediate vesting
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Vesting percentage			25.00%
Stock options | Directors, group 1 | Quarterly vesting
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Vesting percentage			25.00%
Stock options | Directors, group 2
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Exercise price per share of options granted			$ 1.31
Vesting period			1 year
Stock options | Directors, group 2 | Immediate vesting
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Vesting percentage			25.00%
Stock options | Executive officer
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Exercise price per share of options granted			$ 2.52
Vesting period			1 year
Stock options | Executive officer | Quarterly vesting
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Vesting percentage			25.00%
Restricted stock
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Stock compensation expense		$ 118,957	$ 713,743